COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of take-or-pay contracts

		Payments in the period
Type of service	2024	2025	2026	2027	After 2027	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	2,196,306	1,900,320	1,561,527	138,346	1,936,842	5,537,035
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	567,043	585,415	513,458	614,293	598,238	2,311,404
Processing of slag generated during pig iron and steel production.	21,259	5,928	41			5,969
Oil Storage and Handling	3,576	2,607	2,607	2,607	5,215	13,036
Labor and consultancy services	26,257	27,512	27,512	27,512	82,536	165,072
	2,814,441	2,521,782	2,105,145	782,758	2,622,831	8,032,516